EMPLOYEE FUTURE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
Components of net periodic benefit cost recognized

	Year ended December 31,	Year ended December 31,	Year ended December 31,
Pension benefit plans	2015	2014	2013
Defined benefit plan
Service cost for the period	$4.8	$1.0	$1.1
Interest cost	12.4	13.5	14.0
Expected return on assets	(12.6)	(12.4)	(13.3)
Amortization of unrecognized items:
Actuarial (gains) losses	(0.1)	(0.3)	–
	4.5	1.8	1.8
Defined contribution plan
Service cost for the period	9.8	2.4	2.5
Multi-employer industry-wide pension plan service cost for the period	8.0	8.5	8.5
Net periodic benefit cost for pension benefit plans	$22.3	$12.7	$12.8

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2015	2014	2013
Service cost for the period	$2.4	$1.8	$2.0
Interest cost	6.8	6.7	5.9
Amortization of unrecognized items:
Actuarial (gains) losses	0.3	–	–
Prior service costs		–	–
Net periodic benefit cost for other benefit plans	$9.5	$8.5	$7.9

Schedule Of Change In Projected Defined Benefit Plan Obligation and Fair Value Of Plan Assets [Table Text Block]
The following table represents the change in the projected benefit obligation and fair value of plan assets as determined by independent actuaries:

	Pension benefit plans		Other benefit plans
	2015	2014	2015	2014
Change in benefit obligation
Projected benefit obligation at beginning of period	$329.4	$317.2	$176.3	$151.8
Projected benefit obligation assumed [1]	7.0	–	3.0	–
Service cost for the period	6.0	1.0	2.5	1.8
Interest cost	12.0	13.5	6.8	6.7
Benefit payments	(27.2)	(29.2)	(5.8)	(5.5)
Actuarial losses (gains) and other adjustments	4.6	26.9	(9.9)	21.5
Projected benefit obligation at end of period	$331.8	$329.4	$172.9	$176.3
Change in plan assets
Fair value of defined benefit plan assets at beginning of period	$208.6	$199.9	$–	$–
Actual return on plan assets	24.1	24.6	–	–
Company contributions	17.9	13.3	5.8	5.5
Benefit payments	(27.3)	(29.2)	(5.8)	(5.5)
Fair value of assets at end of period	$223.3	$208.6	$–	$–
1     Defined benefit obligation assumed with the acquisition of the U.S. Paper mills as at January 7, 2015

Schedule of Net Funded Status [Table Text Block]
Reconciliation of funded status to amounts recognized in the consolidated balance sheets

	Pension benefit plans		Other benefit plans
	2015	2014	2015	2014
Projected benefit obligation at end of period	$331.8	$329.4	$172.9	$176.3
Fair value of plan assets at end of period	223.3	208.6	–	–
Funded status	$(108.5)	$(120.8)	$(172.9)	$(176.3)

	Pension benefit plans		Other benefit plans
	2015	2014	2015	2014
Other assets (note 14)	0.4	–	–	–
Accounts payable and accrued liabilities (note 15)	$(8.3)	$(8.2)	$(6.4)	$(6.5)
Employee future benefits	(100.6)	(112.6)	(166.5)	(169.8)
	$(108.5)	$(120.8)	$(172.9)	$(176.3)

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (loss)

	Pension benefit plans		Other benefit plans
	2015	2014	2015	2014
Balance, beginning of the period	$13.7	$28.7	$(19.1)	$2.1
Accumulated gain (loss)	7.9	(15.0)	11.2	(21.2)
Balance, end of the period	$21.6	$13.7	$(7.9)	$(19.1)

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Included In Other Comprehensive Income Loss Before Tax [Table Text Block]
Amounts before taxes included in other comprehensive income (loss)

	Year ended December 31,	Year ended December 31,	Year ended December 31,
Pension benefit plans	2015	2014	2013
Amortization of employee future benefits	$(0.1)	$(0.3)	$–
Net gain (loss)	8.0	(14.7)	26.7
Settlement gain on special pension portability election	–	–	(2.6)
Net amount recognized in other comprehensive income (loss)	$7.9	$(15.0)	$24.1

	Year ended December 31,	Year ended December 31,	Year ended December 31,
Other benefit plans	2015	2014	2013
Amortization of employee future benefits	$0.3	$–	$–
Net gain (loss)	10.9	(21.2)	0.1
Net amount recognized in other comprehensive income (loss)	$11.2	$(21.2)	$0.1

Schedule of Expected Benefit Payments [Table Text Block]
The following table presents estimated future benefit payments from the plans as of December 31, 2015. Benefit payments for other post-retirement benefits are presented net of retiree contributions.

	Pension benefit plans	Other benefit plans
2016	27.5	6.4
2017	26.5	6.6
2018	25.3	6.8
2019	24.7	7.0
2020	24.1	7.3
2021 - 2025	111.3	40.2

Schedule of Allocation of Plan Assets [Table Text Block]
The asset allocation for the company’s defined benefit pension plans, by asset category, was as follows:

Plan assets	December 31, 2015	December 31, 2014
Cash and cash equivalents	3.2%	1.1%
Equity securities	60.5%	54.4%
Fixed income securities	30.1%	38.1%
Real estate	6.2%	6.4%
	100.0%	100.0%

Schedule Of Fair Value Of Plan Assets [Table Text Block]
The following tables present information about the fair value of pension and other benefit plan assets:
		Fair value hierarchy
As at December 31, 2015	Total	Level 1	Level 2	Level 3
Asset category
Cash and cash equivalents	$7.2	$7.2	$–	$–
Equity securities:
Global equity pooled funds [1]	112.7	–	112.7	–
Canadian equity pooled funds [2]	22.3	–	22.3	–
Fixed income securities:
Canadian long bond pooled funds [3]	33.7	–	33.7	–
Canadian bond pooled funds [3]	33.5	–	33.5	–
Real estate [4]	13.9	–	13.9	–
	$223.3	$7.2	$216.1	$–

		Fair value hierarchy
As at December 31, 2014	Total	Level 1	Level 2	Level 3
Asset category
Cash and cash equivalents	$2.3	$2.3	$–	$–
Equity securities:
Global equity pooled funds [1]	91.1	–	91.1	–
Canadian equity pooled funds [2]	22.5	–	22.5	–
Fixed income securities:
Canadian long bond pooled funds [3]	39.9	–	39.9	–
Canadian bond pooled funds [3]	39.5	–	39.5	–
Real estate 4	13.3	–	13.3	–
	$208.6	$2.3	$206.3	$–

1
This category includes investments in pooled funds that aim to achieve long-term capital growth by investing primarily in equity securities of companies that may be located anywhere in the world, excluding Canada. Fund performance is benchmarked against the MSCI World excluding Canada (CDN$) Index.

2
This category includes investments in pooled funds that invest in well-diversified portfolios of equity securities of Canadian companies. Fund performance is benchmarked against the S&P/TSX Capped Composite Index.

3
This category includes investments in pooled funds that invest in a well-diversified portfolio of fixed income securities issued primarily by Canadian governments and corporations. The duration range of the fund is +/- one year of the benchmark’s duration. Fund performance for Canadian bond pooled funds and Canadian long bond pooled funds is benchmarked against the DEX Universe Bond Index and DEX Long-Term Bond Index, respectively.

4	This category includes direct investment in office, industrial, retail and residential real estate.

Schedule of Multiemployer Plans [Table Text Block]
The following table provides information about the company’s two multi-employer pension plans:
						Contributions by Catalyst Paper [4] Successor
	EIN / Pension plan	Pension Protection Act Zone Status [2]			FIP / RP status pending /	Year ended Dec 31,	Year ended Dec 31,	Three months ended Dec 31,	Surcharge	Expiration
Pension Fund	number [1]	2015	2014	2013	implemented [3]	2015	2014	2013	imposed	date[5]
Pulp and Paper Industry Pension Plan [6]	BCFIC-P085324 CRA-0394940	Green	Green	Green	No	$8.0	$8.5	$8.5	No	04/30/2017
PACE Industry Union-Management Pension Fund [7]	11-6166763-001	Red	Red	Red	Implemented	2.0	1.5	1.0	Yes	01/03/2014

1	Employer identification number and three digit pension plan number.
2
Funded status on each balance sheet date presented expressed as a zone status. Green status equals at least 80% funded, yellow status equals less than 80% funded and red status equals less than 65% funded.

3	Indicates whether a funding improvement plan (FIP) or a rehabilitation plan (RP) is pending or has been implemented.
4
The company’s annual contributions to the Pulp and Paper Industry Pension Plan in each respective year were greater than 5% of total employer contributions. The company’s annual contributions to the PACE Industry Union Management Pension Fund in each respective year were less than 5% of total employer contributions.

5	Expiration date of collective bargaining agreement on December 31, 2013.
6	Plan participants are members and former members of the Pulp Paper and Woodworkers of Canada (PPWC) and the Communication Energy and Paperworkers’ Union (CEP).
7
Plan participants are members and former members of the United Steel, Paper and Forestry, Rubber, Manufacturing, Energy, Allied Industrial and Service Workers International Union (United Steelworkers or USW).

Schedule of Assumptions Used [Table Text Block]
Actuarial assumptions used in accounting for the company-maintained benefit plans were:

Other benefit plans	2015	2014
Benefit obligations at period end,
Discount rate – Pension programs	3.70%	3.80%
Discount rate – Post-retirement programs other than pensions	4.00%	3.80%
Rate of compensation increase	1.50%	1.00%
Net benefit cost for the period ended,
Discount rate – Pension programs	3.70%	3.80%
Discount rate – Post-retirement programs other than pensions	4.00%	3.80%
Rate of compensation increase	1.50%	1.00%
Expected rate of return on plan assets	6.25%	6.30%
Assumed health care cost trend rate at period end,
Extended health benefits
Initial health care cost trend rate	5.00%	5.50%
Annual rate of decline in trend rate	0.50%	0.50%
Ultimate health care cost trend rate	4.50%	4.50%
Dental benefits:
Dental care cost trend rate	3.00%	3.00%
Medical services plan benefits:
Premium trend rate	4.50%	4.50%

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in assumed health care cost rates would have the following effects for 2016:

Other benefit plans	Increase	Decrease
Total of service and interest cost	$1.4	$(1.2)
Accrued benefit obligation at December 31	20.3	(17.5)